Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
EA Bridgeway Blue Chip ETF (BBLU)
Listed on NYSE Arca, Inc.
EA Bridgeway Omni Small-Cap Value ETF (BSVO)
Listed on The Nasdaq Stock Market
(each, a “Fund” and together, the “Funds”)
each a series of EA Series Trust

June 28, 2024
Supplement to each Fund’s Summary Prospectus and Prospectus, each dated October 31, 2023
Effective June 30, 2024, the sections entitled “Portfolio Managers” of each Fund’s Summary Prospectus and the summary sections in the Prospectus are revised as follows:
EA Bridgeway Blue Chip ETF
The Fund will be team-managed jointly and primarily by the investment management team of the Sub-Adviser (the “Sub-Adviser PM Team”), as follows:

Name	Title	Length of Service to Fund
John Montgomery*	Co-Chief Investment Officer, Portfolio Manager	Since Inception – October 2022
Elena Khoziaeva, CFA*	Co-Chief Investment Officer, Portfolio Manager	Since Inception – October 2022
Christine L. Wang, CFA, CPA*	Portfolio Manager	Since Inception – October 2022
Andrew L. Berkin, PhD	Head of Research, Portfolio Manager	Since June 2024
*Mr. Montgomery has been a portfolio manager of the Predecessor Mutual Fund since its inception on July 31, 1997. Ms. Khoziaeva has been a portfolio manager of the Predecessor Mutual Fund since 2005. Ms. Wang has been a portfolio manager of the Predecessor Mutual Fund since 2013.
EA Bridgeway Omni Small-Cap Value ETF
The Fund will be team-managed jointly and primarily by the investment management team of the Sub-Adviser (the “Sub-Adviser PM Team”), as follows.

Name	Title	Length of Service to Fund
John Montgomery*	Co-Chief Investment Officer, Portfolio Manager	Since Inception – March 2023
Christine L. Wang, CFA, CPA*	Portfolio Manager	Since Inception – March 2023
Elena Khoziaeva, CFA*	Co-Chief Investment Officer, Portfolio Manager	Since Inception – March 2023
Andrew L. Berkin, PhD	Head of Research, Portfolio Manager	Since June 2024
*Mr. Montgomery and Ms. Wang have been portfolio managers of the Predecessor Mutual Fund since its inception on December 31, 2010. Ms. Khoziaeva has been a portfolio manager of the Predecessor Mutual Fund since 2013.
Furthermore, the subsection entitled “Fund Management—Portfolio Managers” of the Prospectus is supplemented as follows:
Andrew L. Berkin, PhD, has been part of the Sub-Adviser portfolio management team of the Fund since 2024. Mr. Berkin is Head of Research and a Portfolio Manager. He oversees the development and implementation of Bridgeway’s statistically driven, evidence-based investment strategies. Andrew began working for the Adviser in 2013. Andrew earned a BS with honors in Physics from the California Institute of Technology and a PhD in Physics from the University of Texas. He previously was a senior member and director of the quantitative research group of an investment management firm.

If you have any questions, please call (215) 882-9983.
Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
EA Bridgeway Blue Chip ETF (BBLU)
Listed on NYSE Arca, Inc.
EA Bridgeway Omni Small-Cap Value ETF (BSVO)
Listed on The Nasdaq Stock Market
(each, a “Fund” and together, the “Funds”)
each a series of EA Series Trust

June 28, 2024
Supplement to the Statement of Additional Information (“SAI”),
dated October 31, 2023
Effective June 30, 2024, the table under “Investment Management and Other Services—Investment Sub-Adviser” of the SAI is supplemented as follows:
The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
John Montgomery	Portfolio Manager	Founder, President, Chief Executive Officer, Co-Chief Investment Officer, Portfolio Manager
Elena Khoziaeva, CFA	Portfolio Manager	Co-Chief Investment Officer, Portfolio Manager
Christine L. Wang, CFA, CPA	Portfolio Manager	Portfolio Manager
Andrew L. Berkin, PhD	Portfolio Manager	Head of Research, Portfolio Manager

Furthermore, the section entitled “Portfolio Managers” of the SAI is supplemented as follows:
The following information is applicable to Andrew Berkin as of May 31, 2024:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
As of May 31, 2024, Andrew Berkin owned shares of the Funds as follows:

	Dollar Range of Equity Securities Owned of EA Bridgeway Blue Chip ETF	Dollar Range of Equity Securities Owned of EA Bridgeway Omni Small-Cap Value ETF
Andrew Berkin	$0	$1-$10,000

If you have any questions, please call (215) 882-9983.
Please retain this Supplement for future reference.